Investment - Schedule of Carrying Value of the Investment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Carrying Value of the Investment [Abstract]
Carrying amount, beginning of period		$ 391,217	$ 6,602,000
Impairment loss		(391,217)	(6,210,783)
Carrying amount, end of period			$ 391,217